iShares®

iShares Trust, iShares, Inc., and iShares U.S. ETF Trust

Supplement dated August 1, 2025

to the currently effective Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”)

for the Funds listed in Appendix A (each, a “Fund” and collectively, the “Funds”)

Effective immediately, Jonathan Graves is added as a Portfolio Manager for each Fund. Accordingly, effective immediately, the following changes are made:

1.	Jonathan Graves is hereby added as a Portfolio Manager of each Fund to the applicable sections of each Fund’s Summary Prospectus, Prospectus and SAI.

2.	The following is added under the section of the Funds’ Prospectus entitled “Management of the Funds – Portfolio Managers”:

Jonathan Graves has been employed by BFA or its affiliates as a senior portfolio manager since 2003. He is a Managing Director of BlackRock, Inc.

3.	The following table is added under the section entitled “Investment Advisory, Administrative and Distribution Services - Portfolio Managers” of the Funds’ SAIs:

Jonathan Graves (as of June 30, 2025)

	Number of Other Accounts	Total Assets	Number of Other Accounts with Performance Fees	Total Assets

Registered Investment Companies	9	$27,649,000,000	0	N/A

Other Pooled Investment Vehicles	12	$15,939,000,000	0	N/A

Other Accounts	12	$4,158,000,000	0	N/A

4.	As of July 25, 2025, Jonathan Graves did not beneficially own shares of the Funds.

Effective immediately, Marcus Tom is added as a Portfolio Manager for each Fund. Accordingly, effective immediately, the following changes are made:

1.	Marcus Tom is hereby added as a Portfolio Manager of each Fund to the applicable sections of each Fund’s Summary Prospectus, Prospectus and SAI.

2.	The following is added under the section of the Funds’ Prospectus entitled “Management of the Funds – Portfolio Managers”:

Marcus Tom has been employed by BFA or its affiliates as a senior portfolio manager since 2000. He is a Director of BlackRock, Inc.

3.	The following table is added under the section entitled “Investment Advisory, Administrative and Distribution Services - Portfolio Managers” of the Funds’ SAIs:

Marcus Tom (as of June 30, 2025)

	Number of Other Accounts	Total Assets	Number of Other Accounts with Performance Fees	Total Assets

Registered Investment Companies	14	$89,291,000,000	0	N/A

Other Pooled Investment Vehicles	9	$50,768,000,000	0	N/A

Other Accounts	6	$2,984,000,000	0	N/A

4.	As of July 25, 2025, Marcus Tom did not beneficially own shares of the Funds.

Effective immediately, Karen Uyehara is no longer a Portfolio Manager for the Funds. All references to Ms. Uyehara in the Summary Prospectus, Prospectus, and SAI for each Fund are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-NPM2-0825

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Appendix A – The Funds

iShares 10-20 Year Treasury Bond ETF (TLH)

iShares 20+ Year Treasury Bond ETF (TLT)

iShares GNMA Bond ETF (GNMA)

iShares MBS ETF (MBB)

iShares Long-Term National Muni Bond ETF (LMUB)

iShares Short-Term National Muni Bond ETF (SUB)

iShares 25+ Year Treasury STRIPS Bond ETF (GOVZ)

iShares 0-3 Month Treasury Bond ETF (SGOV)

iShares 1-3 Year Treasury Bond ETF (SHY)

iShares Short Treasury Bond ETF (SHV)

iShares Treasury Floating Rate Bond ETF (TFLO)

iShares International High Yield Bond ETF (HYXU)

iShares US & Intl High Yield Corp Bond ETF (GHYG)

iShares California Muni Bond ETF (CMF)

iShares iBonds Dec 2025 Term Muni Bond ETF (IBMN)

iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO)

iShares iBonds Dec 2027 Term Muni Bond ETF (IBMP)

iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ)

iShares iBonds Dec 2029 Term Muni Bond ETF (IBMR)

iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS)

iShares iBonds Dec 2031 Term Muni Bond ETF (IBMT)

iShares National Muni Bond ETF (MUB)

iShares New York Muni Bond ETF (NYF)

iShares Agency Bond ETF (AGZ)

iShares CMBS ETF (CMBS)

iShares 7-10 Year Treasury Bond ETF (IEF)

iShares iBonds Dec 2025 Term Treasury ETF (IBTF)

iShares iBonds Dec 2026 Term Treasury ETF (IBTG)

iShares iBonds Dec 2027 Term Treasury ETF (IBTH)

iShares iBonds Dec 2028 Term Treasury ETF (IBTI)

iShares iBonds Dec 2029 Term Treasury ETF (IBTJ)

iShares iBonds Dec 2030 Term Treasury ETF (IBTK)

iShares iBonds Dec 2031 Term Treasury ETF (IBTL)

iShares iBonds Dec 2032 Term Treasury ETF (IBTM)

iShares iBonds Dec 2033 Term Treasury ETF (IBTO)

iShares iBonds Dec 2034 Term Treasury ETF (IBTP)

iShares iBonds Dec 2035 Term Treasury ETF (IBTQ)

iShares iBonds Dec 2044 Term Treasury ETF (IBGA)

iShares iBonds Dec 2045 Term Treasury ETF (IBGB)

iShares iBonds Dec 2054 Term Treasury ETF (IBGK)

iShares iBonds Dec 2055 Term Treasury ETF (IBGL)

iShares U.S. Treasury Bond ETF (GOVT)

iShares 0-5 Year TIPS Bond ETF (STIP)

iShares iBonds Oct 2025 Term TIPS ETF (IBIB)

iShares iBonds Oct 2026 Term TIPS ETF (IBIC)

iShares iBonds Oct 2027 Term TIPS ETF (IBID)

iShares iBonds Oct 2028 Term TIPS ETF (IBIE)

iShares iBonds Oct 2029 Term TIPS ETF (IBIF)

iShares iBonds Oct 2030 Term TIPS ETF (IBIG)

iShares iBonds Oct 2031 Term TIPS ETF (IBIH)

iShares iBonds Oct 2032 Term TIPS ETF (IBII)

iShares iBonds Oct 2033 Term TIPS ETF (IBIJ)

iShares iBonds Oct 2034 Term TIPS ETF (IBIK)

iShares iBonds Oct 2035 Term TIPS ETF (IBIL)

iShares TIPS Bond ETF (TIP)

iShares Core 10+ Year USD Bond ETF (ILTB)

iShares Core 1-5 Year USD Bond ETF (ISTB)

iShares Core Total USD Bond Market ETF (IUSB)

iShares Core U.S. Aggregate Bond ETF (AGG)

iShares ESG Advanced Total USD Bond Market ETF (EUSB)

iShares ESG Aware U.S. Aggregate Bond ETF (EAGG)

iShares Government/Credit Bond ETF (GBF)

iShares iBonds 2025 Term High Yield and Income ETF (IBHE)

iShares iBonds 2026 Term High Yield and Income ETF (IBHF)

iShares iBonds 2027 Term High Yield and Income ETF (IBHG)

iShares iBonds 2028 Term High Yield and Income ETF (IBHH)

iShares iBonds 2029 Term High Yield and Income ETF (IBHI)

iShares iBonds Dec 2029 Term Corporate ETF (IBDU)

iShares Inflation Hedged Corporate Bond ETF (LQDI)

iShares Inflation Hedged U.S. Aggregate Bond ETF (AGIH)

iShares Interest Rate Hedged U.S. Aggregate Bond ETF (AGRH)

iShares USD Green Bond ETF (BGRN)

iShares 0-5 Year High Yield Corporate Bond ETF (SHYG)

iShares BB Rated Corporate Bond ETF (HYBB)

iShares Broad USD High Yield Corporate Bond ETF (USHY)

iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)

iShares Fallen Angels USD Bond ETF (FALN)

iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

iShares Inflation Hedged High Yield Bond ETF (HYGI)

iShares Interest Rate Hedged High Yield Bond ETF (HYGH)

iShares Intermediate Government/Credit Bond ETF (GVI)

iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB)

iShares 5-10 Year Investment Grade Corporate Bond ETF (IGIB)

iShares 3-7 Year Treasury Bond ETF (IEI)

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (BEMB)

iShares J.P. Morgan EM Corporate Bond ETF (CEMB)

iShares J.P. Morgan EM High Yield Bond ETF (EMHY)

iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD)

iShares Aaa – A Rated Corporate Bond ETF (QLTA)

iShares BBB Rated Corporate Bond ETF (LQDB)

iShares Broad USD Investment Grade Corporate Bond ETF (USIG)

iShares Convertible Bond ETF (ICVT)

iShares Core 5-10 Year USD Bond ETF (IMTB)

iShares ESG Advanced Investment Grade Corporate Bond ETF (ELQD)

iShares ESG Aware 1-5 Year USD Corporate Bond ETF (SUSB)

iShares ESG Aware USD Corporate Bond ETF (SUSC)

iShares iBonds 2030 Term High Yield and Income ETF (IBHJ)

iShares iBonds 2031 Term High Yield and Income ETF (IBHK)

iShares iBonds 2032 Term High Yield and Income ETF (IBHL)

iShares iBonds Dec 2025 Term Corporate ETF (IBDQ)

iShares iBonds Dec 2026 Term Corporate ETF (IBDR)

iShares iBonds Dec 2027 Term Corporate ETF (IBDS)

iShares iBonds Dec 2028 Term Corporate ETF (IBDT)

iShares iBonds Dec 2030 Term Corporate ETF (IBDV)

iShares iBonds Dec 2031 Term Corporate ETF (IBDW)

iShares iBonds Dec 2032 Term Corporate ETF (IBDX)

iShares iBonds Dec 2033 Term Corporate ETF (IBDY)

iShares iBonds Dec 2034 Term Corporate ETF (IBDZ)

iShares iBonds Dec 2035 Term Corporate ETF (IBCA)

iShares iBoxx $ Investment Grade Corporate Bond ETF (LQD)

iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH)

iShares 1-5 Year Investment Grade Corporate Bond ETF (IGSB)

iShares Floating Rate Bond ETF (FLOT)

iShares Interest Rate Hedged Corporate Bond ETF (LQDH)

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